Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Leases [Abstract]
Operating Lease Rent Expense Net	$ 2.3	$ 2.0	$ 1.9
Lease Expiration Date	2025-12